17. Taxes recoverable/payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	R$ 141,266	R$ 380,703
Income tax and social contribution
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	136,436	361,758
Withholding income tax (IRRF) on financial investments
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	1,359	6,423
Other federal taxes
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax assets	R$ 3,471	R$ 12,522